INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2020
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

13.	INVESTMENT IN FINANCE LEASE

As of December 31, 2020, none of the Company's vessels were accounted for as a sales-type lease (2019: one). The components of the investment in the sales-type lease are summarized as follows:

(in thousands of $)	2020	2019
Net minimum lease payments receivable	—	157
Estimated residual values of leased property (unguaranteed)	—	10,822
Less: finance lease interest income	—	—
Total investment in sales-type lease	—	10,979
Current portion	—	157
Long-term portion	—	10,822
	—	10,979

The lease was terminated in 2020 and the vessel previously recorded as investment in finance lease was sold in April 2020. See Note 10. for further details.